Segments (Reconciliation of Revenue) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Revenues	$ 659	$ 922	$ 4,509	$ 5,674
Reportable Segments
Segment Reporting Information [Line Items]
Revenues	534	797	4,010	5,157
Reconciling Items
Segment Reporting Information [Line Items]
Licensing revenues related to SFX licensing agreement	125	125	499	507
Other revenues	$ 0	$ 0	$ 0	$ 10